Interest expense and finance costs	9 Months Ended
Sep. 30, 2015
Interest Expense And Finance Costs [Abstract]
Interest And Finance Cost
4.              Interest expense and finance costs
	Nine months ended
	Sep 30, 2015	Sep 30, 2014
Interest incurred	9,023,901	5,032,293
Capitalized interest	(2,266,311)	(2,744,165)
Amortization of deferred financing charges	1,188,099	658,624
	7,945,689	2,946,752

Capitalized interest relates to the interest which can be capitalized under the Company’s vessels under the Company’s construction policy.